REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2025
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES

19.REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES

Agnico Eagle is a gold mining company with mining operations in Canada, Australia, Finland and Mexico. The Company earns substantially all of its revenues from the production and sale of gold.

The cash flow and profitability of the Company’s operations are significantly affected by the market price of gold. The prices of these metals can fluctuate significantly and are affected by numerous factors beyond the Company’s control.

During the year ended December 31, 2025, four customers each contributed more than 10.0% of total revenues from mining operations for a combined total of approximately 76.3% of revenues from mining operations. However, because gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product.

The following table sets out sales to individual customers that exceeded 10.0% of revenues from mining operations:

	Year Ended December 31,
	2025	2024
Customer 1	$2,663,440	$1,718,298
Customer 2	2,629,654	1,607,542
Customer 3	1,983,248	1,480,736
Customer 4	1,812,904	1,304,802
Total sales to customers exceeding 10.0% of revenues from mining operations	$9,089,246	$6,111,378
Percentage of total revenues from mining operations	76.3%	73.8%

Trade receivables are recognized once the transfer of control for the metals sold has occurred and reflect the amounts owing to the Company in respect of its sales of concentrates to third parties prior to the satisfaction in full of the payment obligations of the third parties. As at December 31, 2025, the Company had $18.7 million (December 31, 2024 — $7.6 million) in receivables relating to provisionally priced concentrate sales (Note 8A).

19.REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Continued)

The Company has recognized the following amounts relating to revenue in the consolidated statements of income:

	Year Ended December 31,
	2025	2024
Revenue from contracts with customers	$11,880,601	$8,285,815
Provisional pricing adjustments on concentrate sales	27,250	(62)
Total revenues from mining operations	$11,907,851	$8,285,753

The following table sets out the disaggregation of revenue by metal:

	Year Ended December 31,
	2025	2024
Revenues from contracts with customers:
Gold	$11,718,661	$8,170,356
Silver	102,466	79,208
Zinc	9,198	3,937
Copper	50,276	32,314
Total revenues from contracts with customers	$11,880,601	$8,285,815

In 2025, precious metals (gold and silver) accounted for 99.5% of Agnico Eagle’s revenues from mining operations (2024– 99.6%).